BASIS OF PRESENTATION AND ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
General Information About Financial Statements [Abstract]
Preparation of the condensed consolidated financial statements	Preparation of the condensed consolidated financial statements The condensed consolidated financial statements of ArcelorMittal and its Subsidiaries (“ArcelorMittal” or the “Company”) as of June 30, 2022 and for the six months then ended (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s audited Annual Report for the year ended December 31, 2021, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Interim Financial Statements are unaudited and were authorized for issuance on July 29, 2022 by the Company’s Board of Directors.
Significant accounting policies
Significant accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost and the financial statements of the Company’s Venezuelan and Argentinian operations, for which hyperinflationary accounting is applied. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2021.

On January 1, 2022, the Company adopted narrow-scope amendments to IFRS 3, IAS 16 and IAS 37 issued by IASB on May 14, 2020 and minor amendments as part of annual improvements 2018-2020 to IFRS 1, IFRS 9, IFRS 16 and IAS 41. Amendments to IAS 16 "Property, Plant and Equipment" are applied retrospectively while amendments to IFRS 3 "Business Combinations", to IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" and the minor amendments as part of the Annual Improvements 2018-2020 are applied prospectively. These amendments did not have any material impact on the condensed consolidated financial statements of the Company.
•Amendments to IFRS 3 "Business Combinations" updated the reference to the Conceptual Framework for financial reporting, without changing the accounting requirements for business combinations.
•Amendments to IAS 16 "Property, Plant and Equipment" prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items and related cost in profit or loss.
•Amendments to IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" clarify that the cost of fulfilling a contract comprises the costs a company includes when assessing whether a contract will be loss-making are costs that relate directly to the contract. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling the contract. The amendments are to be applied prospectively to contracts for which the Company has not yet fulfilled all of its obligations as of January 1, 2022.
•Minor amendments as part of the Annual Improvements 2018-2020 to:
•IFRS 1 "First-time Adoption of International Financial Reporting Standards" related to cumulative translation differences for a subsidiary as a first time user.
•IFRS 9 "Financial Instruments" related to which fees an entity includes when it applies the ‘10 per cent’ test in assessing whether to derecognize a financial liability.
▪IFRS 16 "Leases" removing the reimbursement of leasehold improvements by the lessor from illustrative example 13 in order to resolve any potential confusion regarding the treatment of lease incentives and
▪IAS 41 "Agriculture" removing the requirement for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique to ensure consistency with the requirements in IFRS 13.
Use of judgment and estimates
Use of judgment and estimates
The preparation of condensed consolidated financial statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.